Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2023
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	March 31,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	75,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,015,000	2,100,448

Schedule of fair value of derivative instruments

	March 31,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(1,067)	(1,393)
Interest rate caps	669	821
Embedded options within listed bonds	3,740	5,300
	3,342	4,728

Schedule of changes in fair value of derivative instruments

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps/non-deliverable forwards	(330)	1,260
Interest rate caps	151	—
Embedded options within listed bonds	1,560	109,000
	1,381	110,260